Condensed Financial Information (Parent Company) (Condensed Balance Sheet - Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 271,701	$ 271,653
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,164,029,985	1,159,590,766
Common stock, shares outstanding	1,095,519,005	1,098,028,525
Treasury stock, shares	68,510,980	61,562,241
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost of fixed maturity securities available-for-sale	$ 3,900	$ 5,023
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,164,029,985	1,159,590,766
Common stock, shares outstanding	1,095,519,005	1,098,028,525
Treasury stock, shares	68,510,980	61,562,241